Acquisitions, Investments And Disposals (Bounteous Company Narrative) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2012	Feb. 28, 2007 Bounteous Company Limited [Member]	Feb. 28, 2007 Initial Interest [Member] Bounteous Company Limited [Member]	Feb. 28, 2007 Additional Consideration [Member] Bounteous Company Limited [Member]
Business Acquisition [Line Items]
Ownership percentage	50.00%	35.00%
Additional percentage of voting interests acquired through share-repurchase program		30.00%
Cost of acquisition			$ 264	$ 376